Prospectus Supplement

May 3, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 3, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

Balanced Portfolio

The following is added after the eleventh paragraph under the section entitled "Additional Information about the Portfolio's Investment Strategies and Related Risks":

Municipal Securities

The Portfolio may invest in municipal securities, which may include Build America Bonds. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Portfolio may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal securities involve the risk that an issuer may call securities for redemption, which could force the Portfolio to reinvest the proceeds at a lower rate of interest.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Unlike most other municipal securities, interest received on Build America Bonds is subject to federal and state income tax. Issuance of Build America Bonds will cease on December 31, 2010, unless extended. In the event that the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Please retain this supplement for future reference.

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Prospectus Supplement

May 3, 2010

Morgan Stanley Institutional Fund Trust

Supplement dated May 3, 2010 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 29, 2010 of:

Core Fixed Income Portfolio

Core Plus Fixed Income Portfolio

Intermediate Duration Portfolio

Investment Grade Fixed Income Portfolio

Long Duration Fixed Income Portfolio

The following is added after the fifth paragraph under the section entitled "Additional Information about the Portfolios' Investment Strategies and Related Risks":

Municipal Securities

Each of the Core Fixed Income, Core Plus Fixed Income, Intermediate Duration, Investment Grade Fixed Income and Long Duration Fixed Income Portfolios may invest in municipal securities, which may include Build America Bonds. Municipal securities are fixed income securities issued by local, state and regional governments that provide interest income which is exempt from federal income taxes. However, the Portfolios may purchase municipal securities that pay interest that is subject to the federal alternative minimum tax, and securities on which the interest payments are taxable. General obligation bonds are secured by the issuer's faith and credit including its taxing power for payment of principal and interest. Revenue bonds, however, are generally payable from a specific revenue source. They are issued for a wide variety of projects such as financing public utilities, hospitals, housing, airports, highways and educational facilities. These bonds involve the risk that the revenues so derived will not be sufficient to meet interest and or principal payment obligations. Municipal notes are issued to meet the short-term funding requirements of local, regional and state governments. Municipal securities involve the risk that an issuer may call securities for redemption, which could force a Portfolio to reinvest the proceeds at a lower rate of interest.

Build America Bonds are taxable municipal securities on which the issuer receives federal support of the interest paid. Assuming certain specified conditions are satisfied, issuers of Build America Bonds may either (i) receive reimbursement from the U.S. Treasury with respect to a portion of its interest payments on the bonds ("direct pay" Build America Bonds) or (ii) provide tax credits to investors in the bonds ("tax credit" Build America Bonds). Unlike most other municipal securities, interest received on Build America Bonds is subject to federal and state income tax. Issuance of Build America Bonds will cease on December 31, 2010, unless extended. In the event that the Build America Bond program is not extended, the number of Build America Bonds available in the market will be limited, which may negatively affect the value of the Build America Bonds.

Please retain this supplement for future reference.

  IFTFISPT2 4/10